Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Deferred Policy Acquisition Costs and Value of Business Acquired [Abstract]
VOCRA impairment	$ 77
VOCRA impairment, net of income tax	$ 50